Leases (Tables)	12 Months Ended
Oct. 31, 2025
Leases [Abstract]
Schedule of Lease

The components of lease expense and supplemental cash flow information related to leases for the period are as follows:

	For the years ended October 31,
	2025	2024	2023
Lease Cost
Operating lease cost	$37,386	$30,425	$45,869

Other Information
Cash paid for amounts included in the measurement of lease liabilities	$37,043	$30,435	$44,654
Weighted average remaining lease term – operating leases (in years)	2.47	4.64	1.54
Average discount rate – operating lease	3.25%	3.75%	3.73%

The supplemental balance sheet information related to leases is as follows:

	As of October 31,
	2025	2024
Operating leases
Right-of-use assets	$180,243	$70,739

Operating lease liabilities, current	$104,254	$17,573
Operating lease liabilities, non-current	$75,915	$52,745
Total operating lease liabilities	$180,169	$70,318

Schedule of Future Minimum Lease Payment

The undiscounted future minimum lease payment schedule as follows:

For the years ending October 31,
2026	39,090
2027	75,201
2028	48,071
2029	23,606
2030	—
Total undiscounted lease payments	185,968
Less imputed interest	(5,799)
Total lease liabilities	180,169